Computer Hardware and Other Property	12 Months Ended
Dec. 31, 2017
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Computer Hardware and Other Property

Note 14: Computer Hardware and Other Property

Computer hardware and other property consist of the following:

	Computer Hardware	Land, Buildings and Building Improvements	Furniture, Fixtures and Equipment	Total
Cost:
December 31, 2015	2,242	1,321	609	4,172
Capital expenditures	178	59	40	277
Removed from service	(45)	(9)	(75)	(129)
Transfer to assets held for sale	(48)	(32)	(16)	(96)
Translation and other, net	(81)	(20)	(48)	(149)
December 31, 2016	2,246	1,319	510	4,075
Additions:
Capital expenditures	150	81	26	257
Acquisitions	2	-	5	7
Removed from service	(36)	(5)	(47)	(88)
Transfer to assets held for sale	(5)	(66)	(10)	(81)
Translation and other, net	85	42	11	138
December 31, 2017	2,442	1,371	495	4,308
Accumulated depreciation:
December 31, 2015	(1,931)	(758)	(416)	(3,105)
Current year depreciation - continuing operations	(194)	(77)	(42)	(313)
Removed from service	45	9	75	129
Transfer to assets held for sale	42	17	13	72
Translation and other, net	73	20	10	103
December 31, 2016	(1,965)	(789)	(360)	(3,114)
Current year depreciation - continuing operations	(166)	(86)	(44)	(296)
Removed from service	36	5	47	88
Transfer to assets held for sale	4	38	6	48
Translation and other, net	(76)	(32)	(5)	(113)
December 31, 2017	(2,167)	(864)	(356)	(3,387)
Carrying amount:
December 31, 2016	281	530	150	961
December 31, 2017	275	507	139	921

Fully depreciated assets are retained in cost and accumulated depreciation accounts until such assets are removed from service. Proceeds from disposals are netted against the related assets and the accumulated depreciation and included within “Operating profit” in the consolidated income statement.